Derivative Instruments and Hedging Activities (Fair Value and Balance Sheet Location (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Assets [Member]
Derivative Asset, Fair Value	$ 20.6	$ 14.9	$ 13.8
Derivative, Fair Value, Net	11.6	8.3	5.9
Derivative, Collateral, net			(3.2)
Derivative, Fair Value, Offset, Net	(9.0)	(6.6)	(4.7)
Total Liabilities [Member]
Derivative, Fair Value, Net	1.0	0.7	0.3
Derivative, Collateral, net	(10.7)	(4.9)	(5.6)
Derivative, Fair Value, Offset, Net	(9.0)	(6.6)	(4.7)
Derivative Liability, Fair Value	20.7	12.2	10.6
Not Designated as Hedging Instrument [Member] | Other Deferred Credit [Member]
Derivative, Fair Value, Offset, Net		(0.9)
Derivative Liability, Fair Value		0.9
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value		5.5
Derivative, Fair Value, Net		2.1
Derivative, Fair Value, Offset, Net		(3.4)
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Other Current Liabilities [Member]
Derivative, Collateral, net		(4.1)
Derivative, Fair Value, Offset, Net		(3.4)
Derivative Liability, Fair Value		7.5
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Other Deferred Asset [Member]
Derivative Asset, Fair Value		3.5
Derivative, Fair Value, Net		2.6
Derivative, Fair Value, Offset, Net		(0.9)
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value	4.9	5.5	4.9
Derivative, Fair Value, Net	1.7	2.1	0.7
Derivative, Fair Value, Offset, Net	(3.2)	(3.4)	(4.2)
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Other Current Liabilities [Member]
Derivative, Fair Value, Net	1.0		0.1
Derivative, Collateral, net	(8.8)	(4.1)	(2.3)
Derivative, Fair Value, Offset, Net	(3.2)	(3.4)	(4.2)
Derivative Liability, Fair Value	13.0	7.5	6.6
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Long-term Derivative Positions [Member] | Other Deferred Credit [Member]
Derivative, Collateral, net			(1.0)
Derivative, Fair Value, Offset, Net	(0.6)	(0.9)	(0.3)
Derivative Liability, Fair Value	0.6	0.9	1.3
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Long-term Derivative Positions [Member] | Other Deferred Asset [Member]
Derivative Asset, Fair Value	6.4	3.5	5.0
Derivative, Fair Value, Net	5.8	2.6	4.7
Derivative, Fair Value, Offset, Net	(0.6)	(0.9)	(0.3)
Not Designated as Hedging Instrument [Member] | Commodity Contract - FTR [Member] | Other Current Liabilities [Member]
Derivative, Fair Value, Net		0.6
Derivative Liability, Fair Value		0.6
Not Designated as Hedging Instrument [Member] | Commodity Contract - FTR [Member] | Short-term Derivative Positions [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value	0.3		0.2
Derivative, Fair Value, Net	0.3		0.2
Not Designated as Hedging Instrument [Member] | Commodity Contract - FTR [Member] | Short-term Derivative Positions [Member] | Other Current Liabilities [Member]
Derivative, Fair Value, Net		0.6
Derivative Liability, Fair Value		0.6
Not Designated as Hedging Instrument [Member] | Commodity Contract - Heating Oil [Member] | Other Current Liabilities [Member]
Derivative, Collateral, net		(0.4)
Derivative Liability, Fair Value		0.4
Not Designated as Hedging Instrument [Member] | Commodity Contract - Heating Oil [Member] | Short-term Derivative Positions [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value			0.2
Derivative, Collateral, net			(0.2)
Not Designated as Hedging Instrument [Member] | Commodity Contract - Heating Oil [Member] | Short-term Derivative Positions [Member] | Other Current Liabilities [Member]
Derivative, Collateral, net	(0.3)	(0.4)
Derivative Liability, Fair Value	0.3	0.4
Not Designated as Hedging Instrument [Member] | Natural Gas [Member] | Other Current Liabilities [Member]
Derivative, Collateral, net		(0.1)
Derivative Liability, Fair Value		0.1
Cash Flow Hedging [Member] | Other Deferred Credit [Member]
Derivative, Collateral, net		(0.3)
Derivative, Fair Value, Offset, Net		(0.3)
Derivative Liability, Fair Value		0.6
Cash Flow Hedging [Member] | Forward Contract Power [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value		5.6
Derivative, Fair Value, Net		3.6
Derivative, Fair Value, Offset, Net		(2.0)
Cash Flow Hedging [Member] | Forward Contract Power [Member] | Other Current Liabilities [Member]
Derivative, Fair Value, Net		0.1
Derivative, Fair Value, Offset, Net		(2.0)
Derivative Liability, Fair Value		2.1
Cash Flow Hedging [Member] | Forward Contract Power [Member] | Other Deferred Asset [Member]
Derivative Asset, Fair Value		0.3
Derivative, Fair Value, Offset, Net		(0.3)
Cash Flow Hedging [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value	5.2	5.6	0.5
Derivative, Fair Value, Net	2.7	3.6	0.3
Derivative, Fair Value, Offset, Net	(2.5)	(2.0)	(0.2)
Cash Flow Hedging [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Other Current Liabilities [Member]
Derivative, Fair Value, Net		0.1	0.2
Derivative, Collateral, net	(1.6)		(2.3)
Derivative, Fair Value, Offset, Net	(2.5)	(2.0)	(0.2)
Derivative Liability, Fair Value	4.1	2.1	2.7
Cash Flow Hedging [Member] | Forward Contract Power [Member] | Long-term Derivative Positions [Member] | Other Deferred Credit [Member]
Derivative, Collateral, net		(0.3)
Derivative, Fair Value, Offset, Net	(2.7)	(0.3)
Derivative Liability, Fair Value	2.7	0.6
Cash Flow Hedging [Member] | Forward Contract Power [Member] | Long-term Derivative Positions [Member] | Other Deferred Asset [Member]
Derivative Asset, Fair Value	3.8	0.3	3.0
Derivative, Fair Value, Net	1.1
Derivative, Collateral, net			(3.0)
Derivative, Fair Value, Offset, Net	$ (2.7)	$ (0.3)